FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net cash provided by operating activities	$ 1,616,042	$ 2,462,652	$ 638,989
INVESTING ACTIVITIES
Net cash used in investing activities	(1,195,955)	(998,416)	(781,894)
FINANCING ACTIVITIES
Proceeds from bank borrowings	140,000	178,752	48,822
Repayment of bank borrowings	(140,000)	(178,752)	(244,776)
Proceeds from options exercised	4	995	2,139
Payments for repurchase of common shares	(485,931)	(124,929)
Net cash provided by (used in) financing activities	(795,398)	1,472,091	736,225
Net increase (decrease) in cash, cash equivalents and restricted cash	(472,395)	2,796,385	605,562
Cash, cash equivalents and restricted cash at the beginning of the year	3,520,351	723,966	118,404
Cash, cash equivalents and restricted cash at the end of the year	3,047,956	3,520,351	723,966
Parent Company
OPERATING ACTIVITIES
Net cash provided by operating activities	702,391	124,048	(736)
FINANCING ACTIVITIES
Proceeds from bank borrowings	140,000
Repayment of bank borrowings	(140,000)
Proceeds from options exercised	4	995	2,139
Payments for repurchase of common shares	(485,931)	(124,929)
Net cash provided by (used in) financing activities	(485,927)	(123,934)	2,139
Net increase (decrease) in cash, cash equivalents and restricted cash	216,464	114	1,403
Cash, cash equivalents and restricted cash at the beginning of the year	2,377	2,263	860
Cash, cash equivalents and restricted cash at the end of the year	$ 218,841	$ 2,377	$ 2,263